Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Issued Common Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Accumulated Deficit) [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]
Beginning Balance at Dec. 31, 2011	$ 1,049.2	$ 3.5	$ 1,186.6	$ (27.6)	$ (113.3)
Beginning Balance, shares at Dec. 31, 2011		348,200,000
Stock option exercises	1.5		1.5
Stock option exercises, shares		500,000
Share-based compensation	12.2		12.2
Issuance of shares	5.4		5.4
Issuance of shares, Shares		1,500,000
Dividend paid on common shares	(14.0)			(14.0)
Net income	117.7			117.7
Net income (loss)	117.7
Other comprehensive income (loss)	3.0				3.0
Ending Balance at Dec. 31, 2012	1,175.0	$ 3.5	1,205.7	76.1	(110.3)
Ending Balance, shares at Dec. 31, 2012		350,200,000
Stock option exercises	6.0		6.0
Stock option exercises, shares		1,700,000
Stock option tax benefits	10.1		10.1
Share-based compensation	14.6		14.6
Issuance of shares	3.5		3.5
Issuance of shares, Shares		300,000
Treasury stock purchases	(7.3)					$ (7.3)
Dividend paid on common shares	(84.3)			(84.3)
Net income	233.7			233.7
Net income (loss)	233.7
Other comprehensive income (loss)	164.9				164.9
Ending Balance at Dec. 31, 2013	1,516.2	$ 3.5	1,239.9	225.5	54.6	(7.3)
Ending Balance, shares at Dec. 31, 2013		352,200,000
Stock option exercises	$ 0.4		0.4
Stock option exercises, shares	161,000	100,000
Share-based compensation	$ 25.8		25.8
Issuance of shares	$ 3.3		3.3
Issuance of shares, Shares	106,565,335	100,000
Dividend paid on common shares	$ (105.6)			(105.6)
Net income	161.4
Retirement of treasury stock			(7.3)			$ 7.3
Retirement of treasury stock, Shares		(300,000)
Transfer of additional paid-in capital balance to common shares		$ 1,262.1	$ (1,262.1)
Transfers to noncontrolling interests		$ (3,003.0)		(28.5)	113.5		$ 2,918.0
Transfers to noncontrolling interests, Share		(265,000,000)
Issuance of warrant	247.6	$ 247.6
Accretion of preferred shares to redemption value	(546.4)	(538.4)		(8.0)
Preferred share dividends	(13.8)			(13.8)
Issuance of 106,565,335 shares from acquisition of Tim Hortons	3,783.1	$ 3,783.1
Issuance of 106,565,335 shares from acquisition of Tim Hortons, shares		106,600,000
Noncontrolling interest from acquisition of Tim Hortons	1.1						1.1
Exercise of warrant	0.1	$ 0.1
Net income (loss)	(269.3)			161.4			(430.7)
Other comprehensive income (loss)	(308.1)				(276.7)		(31.4)
Ending Balance at Dec. 31, 2014	$ 4,334.4	$ 1,755.0		$ 231.0	$ (108.6)		$ 2,457.0
Ending Balance, shares at Dec. 31, 2014	202,052,741	202,100,000
Exercise of warrant, shares	8,438,225	8,438,225